Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 411	$ (0)	$ (0)
Accounts Receivable	51,768
Prepaid expenses and other current assets	1,792
Current assets	53,971
Total current assets	53,971
Property and equipment, net	1,239
Goodwill	60,006
Total assets	115,216
Current Liabilities
Amounts due to a related party	56,547	29,740
Accrued expenses and other liabilities	62,052	14,704	14,704
Notes payable related parties		29,740
Total current liabilities	118,599	44,444	14,704
Total liabilities	118,599	44,444	14,704
Stockholders’ Deficit
Common Stock - $0.001 par value, 1,000,000,000 shares authorized; 445,500,000 and 44,550,000 shares issued and outstanding December 31, 2022 and December 31, 2021	455,500	445,500	44,550
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding			10,000
Additional paid in capital	149,347	149,347	540,297
Accumulated deficit	(607,542)	(639,291)	(609,551)
Accumulated other comprehensive loss (income)	(688)
Total stockholders’ deficit	(3,383)	(44,444)	(14,704)
Total liabilities and stockholders’ deficit	$ 115,216